Income Taxes (Details) - Schedule of Cumulative Net Operating Loss of Major Tax Juridistions and the Year of Expiration $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
PRC [Member]
Operating Loss Carryforwards [Line Items]
Tax Juridiction, Amount	$ 127,740
Tax Juridiction, Earliest year of expiration if not utilized	2025
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax Juridiction, Amount	$ 19,087
Tax Juridiction, Earliest year of expiration if not utilized	No expiration
Australia [Member]
Operating Loss Carryforwards [Line Items]
Tax Juridiction, Amount	$ 10,279
Tax Juridiction, Earliest year of expiration if not utilized	No expiration
Singapore [Member]
Operating Loss Carryforwards [Line Items]
Tax Juridiction, Amount	$ 2,452
Tax Juridiction, Earliest year of expiration if not utilized	No expiration
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax Juridiction, Amount	$ 3,776
Tax Juridiction, Earliest year of expiration if not utilized	No expiration